Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Opening balance	$ 756,260	$ 769,058
Current period acquisitions (Note 6)	136,585	0
Prior period acquisitions	0	1,048
Foreign exchange movement	(15,828)	(13,846)
Closing balance	$ 877,017	$ 756,260